Prepaid Expenses and Other Receivables - Schedule of Prepaid Expenses and Other Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Prepaid Expenses and Other Receivables [Abstract]
Prepaid expenses	$ 3,851	$ 884
Tax authorities	162	68
Receivables on account of assets sold	235	1,234
Others	113	113
Total	$ 4,361	$ 2,299